Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	WEXFORD TRUST/PA
Central Index Key	0000829433
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
Muhlenkamp Fund | Muhlenkamp Fund
Risk/Return:
Trading Symbol	MUHLX